Explanatory Note

The definitive form of Registrant’s Prospectus and Statement of Additional Information was filed on August 1, 2016 pursuant to paragraph (e) of Rule 497 of the Securities Act of 1933, as amended. The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).